Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 6: Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the nine months ended September 30, 2020 are as follows:

Balance, December 31, 2019	$480,065
Acquisitions	58,315
Foreign currency translation adjustments	3,935
Other adjustments	(76)
Balance, September 30, 2020	$542,239

Details of intangible assets other than goodwill as of  December 31, 2019 and September 30, 2020  are as follows:

		December 31, 2019			September 30, 2020
		Gross			Gross
	Estimated	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Useful Life	Amount	Amortization	Value	Amount	Amortization	Value
Intangible assets subject to amortization:
Software and technology	3 years	$66,063	$(58,866)	$7,197	$68,650	$(62,661)	$5,989
Customer relationships	3‑10 years	88,904	(59,744)	29,160	98,602	(68,217)	30,385
Trademarks	3‑10 years	22,278	(12,461)	9,817	25,353	(15,466)	9,887
Non-compete agreements	5 years	150	(11)	139	350	(51)	299
Total intangible assets		$177,395	$(131,082)	$46,313	$192,955	$(146,395)	$46,560

The aggregate amortization expense for purchased intangible assets with finite lives recorded for the nine months ended September 30, 2019 and 2020 was reflected in our consolidated statements of operations as follows:

	Nine Months Ended
	September 30,
	2019	2020
Cost of subscriptions and licenses	$2,760	$3,426
Amortization of purchased intangibles	10,402	10,984
Total amortization expense	$13,162	$14,410

Note 6: Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 are as follows:

Balance, December 31, 2017	$336,982
Acquisitions	123,144
Foreign currency translation adjustments	(13,808)
Balance, December 31, 2018	446,318
Acquisitions	34,041
Foreign currency translation adjustments	(321)
Other adjustments	27
Balance, December 31, 2019	$480,065

Details of intangible assets other than goodwill as of December 31, 2018 and 2019 are as follows:

		As of December 31, 2018			As of December 31, 2019
		Gross			Gross
	Estimated	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Useful Life	Amount	Amortization	Value	Amount	Amortization	Value
Intangible assets subject to amortization
Software and technology	3 years	$66,251	$(57,937)	$8,314	$66,063	$(58,866)	$7,197
Customer relationships	3 – 10 years	86,364	(52,753)	33,611	88,904	(59,744)	29,160
Trademarks	3 – 10 years	20,799	(8,952)	11,847	22,278	(12,461)	9,817
Non-compete agreements	5 years	—	—	—	150	(11)	139
		173,414	(119,642)	53,772	177,395	(131,082)	46,313
Intangible assets not subject to amortization
In-process research and development		229	—	229	—	—	—
Total intangible assets		$173,643	$(119,642)	$54,001	$177,395	$(131,082)	$46,313

The aggregate amortization expense for purchased intangible assets with finite lives recorded for the years ended December 31, 2018 and 2019 was reflected in our consolidated statements of operations as follows:

	Year Ended
	December 31,
	2018	2019
Cost of subscriptions and licenses	$2,840	$3,795
Amortization of purchased intangibles	14,000	14,213
Total amortization expense	$16,840	$18,008

Amortization expense for the years following December 31, 2019 are estimated as follows:

2020	$17,422
2021	11,963
2022	8,543
2023	3,798
2024	2,058
Thereafter	2,529
$46,313